Note 18 - Discontinued Operations (Details Textual) $ in Millions	12 Months Ended
Mar. 31, 2019 CAD ($)
Disposition of businesses in Germany [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, goodwill	$ 5.1